Inventories, net of inventory reserves - Summary of Inventories, Net of Inventory Reserves (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Inventory [Line Items]
Inventory, Net	¥ 109,921	$ 17,340	¥ 91,551
Products [Member]
Inventory [Line Items]
Inventory, Net	109,383		90,913
Packaging materials and others [Member]
Inventory [Line Items]
Inventory, Net	¥ 538		¥ 638